FHLB Advances, Related Party Notes Payable and Other Borrowings - Schedule of Advances, Related Party Notes (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 03, 2008	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Related party notes payable		$ 41,295,000	$ 41,295,000	$ 41,295,000
Notes payable		475,000,000	575,000,000	390,500,000
Other		19,000	94,000	107,000
Total FHLB advances and other borrowings		475,019,000	575,094,000	390,607,000
Financing receivable		516,314,000	616,389,000	431,902,000
Subordinated Capital Note to NAB New York due June 2018
Debt Instrument [Line Items]
Related party notes payable	$ 35,795,000	$ 35,795,000	$ 35,795,000	$ 35,795,000
Subordinated Capital Note to NAB New York due June 2018 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.05%
Subordinated Capital Note to NAB New York due June 2018 | Subordinated debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		2.05%	2.05%	2.05%
Revolving line of credit to NAB
Debt Instrument [Line Items]
Related party notes payable		$ 5,500,000	$ 5,500,000	$ 5,500,000
Line of credit facility, maximum borrowing capacity		$ 10,000,000	$ 10,000,000	$ 10,000,000
Revolving line of credit to NAB | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%	1.25%	1.25%
Notes Payable to FHLB collateralized by real estate loans, due 2023 | Subordinated debt | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Stated interest rate, percentage		0.21%	0.21%	0.21%
Notes Payable to FHLB collateralized by real estate loans, due 2023 | Subordinated debt | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Stated interest rate, percentage		3.66%	3.66%	3.66%